Share Based Compensation and Benefit Plans - Outstanding Non-vested Stock and Related Transactions (Details) - Non-vested Restricted Stock and PSU's	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	234,226
Granted (in shares) | shares	81,535
Vested (in shares) | shares	(55,875)
Forfeited (in shares) | shares	(13,750)
Outstanding, ending balance (in shares) | shares	246,136
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 21.64
Granted (in dollars per share) | $ / shares	26.19
Vested (in dollars per share) | $ / shares	22.92
Vested (in dollars per share) | $ / shares	22.23
Outstanding, ending balance (in dollars per share) | $ / shares	$ 22.82